MERGER WITH DUPONT (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 01, 2017	Aug. 31, 2017
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock issued (in shares)		100	100
Treasury Stock [Member]
Stock Repurchased and Retired During Period, Value	$ 935
Common Stock
Stock Repurchased and Retired During Period, Value	3,107
Add'l Paid-in Capital
Stock Repurchased and Retired During Period, Value	$ 2,172
The Dow Chemical Company [Domain]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 2.50
Dow to DowDuPont Share Exchange Ratio for Common Shares					1
Common stock issued (in shares)		100	100	100
DowDuPont
Common stock, par value (in dollars per share)					$ 0.01